Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Payments Made During Period and Transactions Not Affecting Cash and Cash Equivalents
20.2 Transactions not affecting cash and cash equivalents

	12.31.2023	12.31.2022	12.31.2021
Non-cash investing transactions
Write off on Property, plant and equipment by transfer to pool parts inventory	(15.6)	(27.2)	(23.2)

Schedule Of Reconciliation Of Liabilities Arising From Financing Activities Explanatory
20.1 Reconciliation of debt with cash flows arising from financing activities

	Loans and financing	Lease liabilities	Total
At December 31, 2022	3,203.2	70.9	3,274.1
Proceeds	2,000.7	—	2,000.7
Payments	(2,331.9)	(13.7)	(2,345.6)

Cash flow from financing activities	(331.2)	(13.7)	(344.9)
Others
Interest payment	(172.8)	—	(172.8)
Interest expense	183.0	4.2	187.2
Exchange rate variation and conversion adjustments	2.5	(6.1)	(3.6)
Addition - Lease Liabilities	—	41.9	41.9
Disposals - Lease Liabilities	—	(1.2)	(1.2)
Others	1.7	—	1.7

At December 31, 2023	2,886.4	96.0	2,982.4

Current	127.1	13.8
Non-current	2,759.3	82.2

	2,886.4	96.0